                             LIQUID ASSET PORTFOLIO
                                NEUBERGER&BERMAN
                           ADVISERS MANAGEMENT TRUST
                                 ANNUAL REPORT
                               DECEMBER 31, 1995

                                                                    NBAMT0181295

PORTFOLIO MANAGERS' COMMENTARY
Neuberger&Berman Advisers Management Trust

--------------------------------------------------------------------------------

          Liquid Asset Portfolio

   We were very pleased with the yield of your AMT Liquid Asset Portfolio investments throughout 1995. Despite the two quarter-point rate cuts by the Federal Reserve Board, money market interest rates did not decline as rapidly as rates on longer maturities.
   We lengthened AMT Liquid Assets' dollar-weighted average portfolio maturity from 40 days at the beginning of 1995 to 62 days in February as convincing signs of the bond rally set in. The rally witnessed moderate fits and starts through the summer, and the maturity stayed within a range of 40 to 63 days for the third quarter in response to the fluctuations.
   During the last quarter of 1995, the money market yield curve inverted, providing higher interest rates in shorter maturities. Therefore, we ended the year with a weighted average maturity of approximately 24 days.
   The securities selected for the portfolio continued to be of the highest credit quality. Therefore, we chose the conservative path and did not take advantage of the significant yield premium offered by Japanese banks on short-term investments. These banks were facing a potential liquidity problem going into the new year, as well as potential downgrades by the nationally recognized rating services.
   We will continue to avoid any risks we deem unnecessary to stretch for an extra fraction of a percentage point of interest income, despite the possibility of potentially higher returns.

Theresa A. Havell                  Josephine Mahaney
PORTFOLIO CO-MANAGER               PORTFOLIO CO-MANAGER
AMT Liquid Asset Investments       AMT Liquid Asset Investments

Shares of the separate Portfolios of Neuberger&Berman Advisers Management Trust are sold only through the currently effective prospectus and are not available to the general public. Shares of the Liquid Asset Portfolio may be purchased only by life insurance companies to be used with their separate accounts that fund variable annuity and variable life insurance policies.

STATEMENT OF ASSETS AND LIABILITIES
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                     December 31,
                                                         1995
                                                    ---------------
ASSETS
      Investment in Series, at value (Note A)       $   32,216,384
      Receivable for Trust shares sold                       1,032
                                                    ---------------
                                                        32,217,416
                                                    ---------------
LIABILITIES
      Payable for Trust shares redeemed                    187,033
      Dividends payable                                    130,276
      Payable to administrator -- net (Note B)              12,187
      Accrued expenses                                       8,466
                                                    ---------------
                                                           337,962
                                                    ---------------
NET ASSETS at value                                 $   31,879,454
                                                    ---------------
NET ASSETS consist of:
      Par value                                     $       31,881
      Paid-in capital in excess of par value            31,848,785
      Accumulated net realized losses on
       investment                                           (1,212)
                                                    ---------------
NET ASSETS at value                                 $   31,879,454
                                                    ---------------
SHARES OUTSTANDING
      ($.001 par value; unlimited shares
       authorized)                                      31,880,666
                                                    ---------------
NET ASSET VALUE, offering and redemption price per
  share                                                      $1.00
                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                        For the
                                                      Year Ended
                                                     December 31,
                                                         1995
                                                    ---------------
INVESTMENT INCOME
    Income:
      Interest                                      $      103,061
      Investment income from Series (Note A)               591,646
                                                    ---------------
        Total investment income                            694,707
                                                    ---------------
    Expenses:
      Investment advisory fee (Note B)                       8,472
      Administration fee (Note B)                           40,238
      Shareholder reports                                   25,676
      Custodian fees                                        12,885
      Legal fees                                             1,387
      Distribution fees (Note B)                               728
      Trustees' fees and expenses                              303
      Auditing fees                                            264
      Insurance expense                                         92
      Registration and filing fees                               1
      Miscellaneous                                            805
      Expenses from Series (Note A)                         55,829
                                                    ---------------
        Total expenses                                     146,680
      Deduct -- expenses reimbursed by
     administrator (Note B)                                (27,683)
                                                    ---------------
        Total net expenses                                 118,997
                                                    ---------------
        Net investment income                              575,710
                                                    ---------------
REALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain on investments                           134
    Net realized loss on investments from Series
     (Note A)                                                   (1)
                                                    ---------------
        Net gain on investments                                133
                                                    ---------------
        Net increase in net assets resulting from
        operations                                  $      575,843
                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio

                                                  Year Ended
                                                 December 31,
                                              1995          1994
                                          --------------------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $    575,710  $    188,088
    Net realized gain (loss) on
     investments sold (Note A)                     133        (1,345)
                                          --------------------------
    Net increase in net assets resulting
     from operations                           575,843       186,743
                                          --------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                     (575,710)     (188,088)
    Net realized gain on investments                --        (6,425)
                                          --------------------------
    Total distributions to shareholders       (575,710)     (194,513)
                                          --------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold               32,993,481     4,548,760
    Proceeds from reinvestment of
     dividends and distributions               468,404       185,557
    Payments for shares redeemed            (6,866,682)   (6,284,040)
                                          --------------------------
    Net increase (decrease) from Trust
     share transactions                     26,595,203    (1,549,723)
                                          --------------------------
NET INCREASE (DECREASE) IN NET ASSETS       26,595,336    (1,557,493)
NET ASSETS:
    Beginning of year                        5,284,118     6,841,611
                                          --------------------------
    End of year                           $ 31,879,454  $  5,284,118
                                          --------------------------
NUMBER OF TRUST SHARES:
    Sold                                    32,993,481     4,548,760
    Issued on reinvestment of dividends
     and distributions                         468,404       185,557
    Redeemed                                (6,866,682)   (6,284,040)
                                          --------------------------
    Net increase (decrease) in shares
     outstanding                            26,595,203    (1,549,723)
                                          --------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Liquid Asset Portfolio

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: Liquid Asset Portfolio (the "Fund") is a separate series of Neuberger&Berman Advisers Management Trust (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated May 23, 1994. The Trust is currently comprised of six separate series (the "Funds"). The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The predecessors of the Funds were converted into the Funds after the close of business on April 28, 1995 (the "conversion"); these conversions were approved by the shareholders of the predecessors of the Funds in August, 1994. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each fund belong only to that fund, and the liabilities of each fund are borne solely by that fund and no other.
      The Fund seeks to achieve its investment objective by investing all of its net investable assets in the AMT Liquid Asset Investments, a series of Advisers Managers Trust (the "Series") having the same investment objective and policies as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series (100% at December 31, 1995). The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the schedule of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.
       It is the policy of the Fund to maintain a continuous net asset value per share of $1.00; the Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance the Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Investments in the Series of Advisers Managers Trust are valued by Advisers Managers Trust as indicated in the notes following the Series' schedule of investments.
3) FEDERAL INCOME TAXES: The Fund and the other series of the Trust are treated as separate entities for Federal income tax purposes. It is the policy of the Fund to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of taxable income (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, the Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: The Fund earns income, net of Series expenses, daily on its investment in the Series. Income dividends are declared daily and paid and reinvested monthly. Distributions from net realized capital gains, if any, are normally distributed in February. To the extent that the Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($1,177 expiring in 2002, determined as of December 31, 1995), it is the policy of the Fund not to distribute such gains.
      The Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences

Neuberger&Berman Advisers Management Trust                     December 31, 1995
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
   in  the  recognition  or  classification  of  income  between  the  financial
   statements  and  tax   earnings  and  profits   which  result  in   temporary
   over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) EXPENSE ALLOCATION: Expenses directly attributable to a fund are charged to that fund. Expenses not directly attributed to a fund are allocated, on the basis of relative net assets, to each of the funds of the Trust.
6) OTHER: All net investment income and realized and unrealized capital gains and losses of the Series are allocated pro rata among the Fund and any other investors in the Series.

NOTE B -- ADMINISTRATION AND DISTRIBUTION FEES AND OTHER TRANSACTIONS WITH
AFFILIATES:
   Fund shares are issued and redeemed in connection with investments in and payments under certain variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies.
   The Fund retains Neuberger&Berman Management Incorporated ("Management") as its administrator under an Administration Agreement ("Agreement") dated as of
May 1, 1995. Pursuant to this Agreement the Fund pays Management an administration fee at the annual rate of .40% of the Fund's average daily net assets and indirectly pays for investment management services through its investment in the Series. (See Note B of Notes to Financial Statements of the Series.) Prior to conversion, the predecessor of the Fund paid to Management for investment advisory and administrative services a fee at the annual rate of .50% of its average daily net assets.
   On April 16, 1993, the shareholders of the Trust adopted a distribution plan ("Plan") which provided that the predecessor to the Trust, on behalf of any of its series, could reimburse Management after each calendar quarter for certain distribution expenses in an amount not to exceed .25%, on an annual basis, of that series' average daily net assets as of the close of such calendar quarter. The Plan became effective on May 1, 1993, was implemented on November 1, 1993, and was terminated on April 30, 1995. For the period ended April 30, 1995, the Fund paid $728 for such expense. Effective May 1, 1995, the trustees of the Trust adopted a non-fee distribution plan for each series of the Trust.
   Management has voluntarily undertaken to reimburse the Fund for its operating expenses and its pro rata share of its Series' operating expenses (including the compensation of Management under the Administration Agreement and the Series' Management Agreement, but excluding interest, taxes, brokerage commissions, extraordinary expenses, transaction costs, and any payments to Management pursuant to the Plan) which exceed, in the aggregate, 1% per annum of the Fund's average daily net assets. This undertaking is subject to termination by Management upon at least sixty (60) days' prior written notice to the Fund, as it was for its predecessor prior to the conversion. For the year ended December 31, 1995, such excess expenses amounted to $27,683.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series. Several individuals who are officers and/or trustees of the Trust are also partners of Neuberger and/or officers and/or directors of Management.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the period from May 1, 1995 to December 31, 1995, additions and reductions to the Fund's investment in its Series amounted to $30,158,895 and $4,521,069, respectively.

FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust
--------------------------------------------------------------------------------
          Liquid Asset Portfolio
    The following table includes selected data for a share outstanding throughout each year and other performance information derived from the Financial Statements. It should be read in conjunction with its Series' Financial Statements and notes thereto.

                                                                        Year Ended December 31,
                                         1995(1)   1994     1993     1992     1991     1990    1989    1988     1987     1986
                                         --------------------------------------------------------------------------------------
Net Asset Value, Beginning of Year       $ .9997  $1.0009  $1.0002  $1.0001  $ .9999  $.9998  $.9998  $1.0000  $1.0002  $1.0004
                                         --------------------------------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                  .0493    .0328    .0233    .0320    .0547   .0730   .0826    .0648    .0550    .0557
    Net Gains or Losses on Securities      .0003       --    .0014    .0002    .0002   .0001      --   (.0002)   .0001    .0002
                                         --------------------------------------------------------------------------------------
      Total From Investment Operations     .0496    .0328    .0247    .0322    .0549   .0731   .0826    .0646    .0551    .0559
                                         --------------------------------------------------------------------------------------
Less Distributions
    Dividends (from net investment
     income)                              (.0493)  (.0328)  (.0233)  (.0320)  (.0547) (.0730) (.0826)  (.0648)  (.0550)  (.0557)
    Distributions (from capital gains)        --   (.0012)  (.0007)  (.0001)      --      --      --       --   (.0003)  (.0004)
                                         --------------------------------------------------------------------------------------
Total Distributions                       (.0493)  (.0340)  (.0240)  (.0321)  (.0547) (.0730) (.0826)  (.0648)  (.0553)  (.0561)
                                         --------------------------------------------------------------------------------------
Net Asset Value, End of Year             $1.0000  $ .9997  $1.0009  $1.0002  $1.0001  $.9999  $.9998  $ .9998  $1.0000  $1.0002
                                         --------------------------------------------------------------------------------------
Total Return+                              +5.04%   +3.46%   +2.43%   +3.25%   +5.61%  +7.55%  +8.58%   +6.68%   +5.67%   +5.76%
                                         --------------------------------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Year (in
     millions)                           $  31.9  $   5.3  $   6.8  $  25.4  $  21.5  $ 21.5  $ 11.5  $   9.3  $   8.1  $   2.4
                                         --------------------------------------------------------------------------------------
    Ratio of Expenses to Average Net
     Assets(2)                              1.01%    1.02%     .88%     .72%     .74%    .88%   1.00%    1.00%    1.00%    1.00%
                                         --------------------------------------------------------------------------------------
    Ratio of Net Investment Income to
     Average Net Assets(2)                  4.90%    3.28%    2.34%    3.19%    5.47%   7.30%   8.28%    6.52%    5.69%    5.33%
                                         --------------------------------------------------------------------------------------

 SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman Advisers Management Trust                     December 31, 1995

--------------------------------------------------------------------------------

          Liquid Asset Portfolio
1)The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of the Series' income and expenses.
2)Since the commencement of operations, the Administrator or principal underwriter voluntarily assumed certain operating expenses of the Fund as described in Note B of Notes to Financial Statements. Had such action not been undertaken, the annualized ratios of expenses and net investment income to average daily net assets would have been 1.25% and 4.66%, respectively, for the year ended December 31, 1995, 1.03% and 3.27% in 1994, 1.03% and 8.25% in
  1989, 1.25% and 6.27% in 1988, 1.52% and 5.17% in 1987, and 2.74% and 3.59% in
  1986, respectively. There was no reduction of expenses for the years ended December 31, 1990 through and including 1993.
+ Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of the Fund during each year and assumes dividends and capital gain distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. Total return figures would have been lower if the Administrator had not reimbursed certain expenses. The total return information shown does not reflect expenses that apply to the separate account or the related insurance policies, and the inclusion of these charges would reduce the total return figures for all years shown.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Neuberger&Berman Advisers Management Trust and
Shareholders of Liquid Asset Portfolio

   We have audited the accompanying statement of assets and liabilities of the Liquid Asset Portfolio, one of the series comprising Neuberger&Berman Advisers Management Trust, as of December 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the ten years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
   We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Liquid Asset Portfolio of Neuberger&Berman Advisers Management Trust at December 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the ten years in the period then ended, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

 PRINCIPAL                                         RATING(2)
  AMOUNT                                       MOODY'S       S&P      VALUE(1)
-----------                                  -----------  ---------  -----------
             U.S. GOVERNMENT AGENCY
             SECURITIES (34.4%)
 $5,497,000  Federal Home Loan Mortgage
             Corp., Discount Notes,
             5.44%-5.58%, due
             1/5/96-1/22/96                      AGY         AGY     $ 5,485,681
 5,200,000   Federal Home Loan Bank,
             Discount Notes, 5.40%-5.61%,
             due 1/2/96-2/14/96                  AGY         AGY       5,190,300
   300,000   Student Loan Marketing
             Association, Floating Rate
             Notes, 5.25%, due 1/11/96 &
             3/14/96                             AGY         AGY         300,000
   115,000   Federal National Mortgage
             Association, Discount Notes,
             5.44% & 5.48%, due 3/20/96 &
             4/5/96                              AGY         AGY         113,387
                                                                     -----------
             TOTAL U.S. GOVERNMENT AGENCY
             SECURITIES                                               11,089,368
                                                                     -----------
             CORPORATE COMMERCIAL PAPER
             (65.6%)
   200,000   Swedish Export Credit Corp.,
             5.71%, due 1/3/96                   P-1        A-1+         199,936
 1,500,000   Air Products & Chemicals,
             Inc., 5.70%, due 1/4/96             P-1         A-1       1,499,287
 1,000,000   Lubrizol Corp., 5.74%, due
             1/5/96                              P-1        A-1+         999,362
 1,500,000   Amoco Co., 5.72%, due 1/8/96        P-1        A-1+       1,498,332
 1,000,000   Anheuser-Busch Cos. Inc.,
             5.55%, due 1/8/96                   P-1        A-1+         998,921
 1,600,000   PACCAR Financial Corp., 5.71%,
             due 1/9/96                          P-1        A-1+       1,597,970
 1,000,000   Asset Securitization
             Cooperative Corp., 5.75%, due
             1/11/96                             P-1        A-1+         998,403
 1,180,000   General Electric Capital
             Corp., 5.76%, due 1/12/96           P-1        A-1+       1,177,923
 1,600,000   J.P. Morgan & Co. Inc., 5.73%,
             due 1/12/96                         P-1        A-1+       1,597,199
   109,000   Queensland Treasury Corp.,
             5.70%, due 1/12/96                  P-1        A-1+         108,810
 1,200,000   MetLife Funding, Inc., 5.67%,
             due 1/18/96                         P-1        A-1+       1,196,787
 1,600,000   Toyota Motor Credit Corp.,
             5.70%, due 1/19/96                  P-1        A-1+       1,595,440
 1,000,000   Wisconsin Power & Light Co.,
             5.69%, due 1/19/96                  P-1        A-1+         997,155
   930,000   Pacific Bell, 5.65%, due
             1/22/96                             P-1        A-1+         926,935
   290,000   SmithKline Beecham Corp.,
             5.62%, due 1/30/96                  P-1         A-1         288,687
 1,000,000   Norfolk Southern Corp., 5.55%,
             due 2/8/96                          P-1        A-1+         994,142
 1,000,000   Northern States Power Co.,
             5.67%, due 2/20/96                  P-1        A-1+         992,125
 1,290,000   CIESCO, L.P., 5.65%, due
             2/23/96                             P-1        A-1+       1,279,270
 1,000,000   Colonial Pipeline Co., 5.55%,
             due 2/26/96                         P-1        A-1+         991,367
   300,000   Kingdom of Sweden, 5.58%, due
             2/27/96                             P-1        A-1+         297,349
   240,000   American Express Credit Corp.,
             5.62%, due 3/7/96                   P-1         A-1         237,527
   200,000   Canadian Wheat Board, 5.60%,
             due 3/8/96                          P-1        A-1+         197,916
   250,000   Hitachi America, Ltd., 5.52%,
             due 3/15/96                         P-1        A-1+         247,163
   200,000   Lilly (Eli) & Co., 5.54%, due
             3/19/96                             P-1        A-1+         197,599
                                                                     -----------
             TOTAL CORPORATE COMMERCIAL
             PAPER                                                    21,115,605
                                                                     -----------
             TOTAL INVESTMENTS (100.0%)                               32,204,973
             Cash, receivables and other
             assets, less liabilities
             (0.0%)                                                       11,412
                                                                     -----------
             TOTAL NET ASSETS (100.0%)                               $32,216,385
                                                                     -----------

NOTES TO SCHEDULE OF INVESTMENTS
Advisers Managers Trust                                        December 31, 1995

--------------------------------------------------------------------------------

          AMT Liquid Asset Investments
1)Investment securities of the Series are valued at amortized cost, which approximates Federal income tax cost.
2)Credit ratings are unaudited.

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                     December 31,
                                                         1995
                                                    ---------------
ASSETS
      Investments in securities, at value* (Note
       A) -- see Schedule of Investments            $   32,204,973
      Cash                                                   3,695
      Deferred organization costs (Note A)                  19,350
      Interest receivable                                    7,040
      Prepaid expenses and other assets                        346
                                                    ---------------
                                                        32,235,404
                                                    ---------------
LIABILITIES
      Accrued expenses                                      11,276
      Payable to investment manager (Note B)                 6,832
      Accrued organization costs (Note A)                      911
                                                    ---------------
                                                            19,019
                                                    ---------------
NET ASSETS Applicable to Investors' Beneficial
  Interests                                         $   32,216,385
                                                    ---------------
NET ASSETS consist of:
      Paid-in capital                               $   32,216,385
                                                    ---------------
NET ASSETS                                          $   32,216,385
                                                    ---------------
*Cost of investments                                $   32,204,973
                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                        For the
                                                      Period from
                                                      May 1, 1995
                                                     (Commencement
                                                    of Operations)
                                                    to December 31,
                                                         1995
                                                    ---------------
INVESTMENT INCOME
    Interest income                                 $      591,646
                                                    ---------------
    Expenses:
      Investment management fee (Note B)                    25,225
      Custodian fees                                        18,568
      Accounting fees                                        6,667
      Amortization of deferred organization and
       initial offering expenses (Note A)                    2,996
      Auditing fees                                          1,835
      Trustees' fees and expenses                              249
      Insurance expense                                        149
      Legal fees                                               135
      Miscellaneous                                              5
                                                    ---------------
        Total expenses                                      55,829
                                                    ---------------
        Net investment income                              535,817
                                                    ---------------
REALIZED LOSS ON INVESTMENTS
    Net realized loss on investments sold                       (1)
                                                    ---------------
        Net increase in net assets resulting from
        operations                                  $      535,816
                                                    ---------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                            Period from
                                            May 1, 1995
                                           (Commencement
                                          of Operations)
                                          to December 31,
                                               1995
                                          ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
    Net investment income                 $      535,817
    Net realized loss on investments
     sold                                             (1)
                                          ---------------
    Net increase in net assets resulting
     from operations                             535,816
                                          ---------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                 30,158,896
    Reductions                                (4,521,069)
                                          ---------------
    Net increase in net assets resulting
     from transactions in investors'
     beneficial interests                     25,637,827
                                          ---------------
NET INCREASE IN NET ASSETS                    26,173,643
NET ASSETS:
    Initial contribution                       6,042,742
                                          ---------------
    End of period                         $   32,216,385
                                          ---------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Advisers Managers Trust                                        December 31, 1995
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:

1) GENERAL: AMT Liquid Asset Investments (the "Series") is a separate series of Advisers Managers Trust ("Managers Trust"), a New York common law trust organized as of May 24, 1994. Managers Trust is currently comprised of six separate series. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. After the close of business on April 28, 1995, each series of Neuberger&Berman Advisers Management Trust (the "Trust") invested all of its net investable assets (cash, securities, and receivables relating to securities) in a corresponding series of Managers Trust, receiving a beneficial interest in that series.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Securities are valued as indicated in the notes following the Series' schedule of investments.
3) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount and amortization of premium, where applicable, is recorded on a constant basis to maturity. Realized gains and losses from securities transactions are recorded on the basis of identified cost.
4) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code of 1986, as amended. Each Series of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Series will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
5) ORGANIZATION EXPENSES: Expenses incurred by the Series in connection with its organization are being amortized by the Series on a straight-line basis over a five-year period. At December 31, 1995, the unamortized balance of such expenses amounted to $19,350. The accrued organization costs are payable to Neuberger& Berman Management Incorporated ("Management"), the investment manager of the Series.
6) EXPENSE ALLOCATION: Expenses directly attributable to a series are charged to that series. Expenses not directly attributed to a series are allocated, on the basis of relative net assets, to each of the series of Managers Trust.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   The Series retains Management as its investment manager under a Management Agreement ("Agreement") dated as of May 1, 1995. For such investment management services, the Series pays Management a fee at the annual rate of .25% of the first $500 million of the Series' average daily net assets, .225% of the next $500 million, .20% of the next $500 million, .175% of the next $500 million, and
 .15% of average daily net assets in excess of $2 billion.
   All of the capital stock of Management is owned by individuals who are also general partners of Neuberger& Berman, L.P. ("Neuberger"), a member firm of The New York Stock Exchange and the sub-adviser to the Series. Neuberger is retained by Management to furnish it with investment recommendations and research information without cost to the Series. Several individuals who are officers and/or trustees of Managers Trust are also partners of Neuberger and/or officers and/or directors of Management.
   The Series has an expense offset arrangement included in its custodian contract. The impact of this arrangement on the Series' custodian expense, reflected in the Statement of Operations, is less than .01% of the Series' average daily net assets.

FINANCIAL HIGHLIGHTS
Advisers Managers Trust
--------------------------------------------------------------------------------
          AMT Liquid Asset Investments

                                                      Period from
                                                      May 1, 1995
                                                     (Commencement
                                                     of Operations)
                                                    to December 31,
                                                          1995
                                                    ----------------
RATIOS TO AVERAGE NET ASSETS:
    Expenses                                                    .55%(1)
                                                    ----------------
    Net Investment Income                                      5.31%(1)
                                                    ----------------
Net Assets, End of Period (in millions)                       $32.2
                                                    ----------------

1) Annualized.

REPORT OF INDEPENDENT AUDITORS

To the Board of Trustees of
Advisers Managers Trust and
Owners of Beneficial Interest of AMT Liquid Asset Investments

   We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the AMT Liquid Asset Investments, one of the series comprising Advisers Managers Trust, as of December 31, 1995, and the related statement of operations, the statement of changes in net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit.
   We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.
   In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the AMT Liquid Asset Investments of Advisers Managers Trust at December 31, 1995, the results of its operations, the changes in its net assets, and financial highlights for the period from May 1, 1995 (Commencement of Operations) to December 31, 1995, in conformity with generally accepted accounting principles.

                                                                [SIGNATURE]
                                                           /s/ ERNST & YOUNG LLP
Boston, Massachusetts
January 19, 1996

18